INCOME TAX (Summary of Deferred Taxes) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Provision for vacation, recreation and bad debt	$ 560	$ 1,697
Provision for other employee related obligations, non-current	1,758	1,362
Provision for deferred revenues/expenses and other obligations, non-current	4,207	3,963
Other temporary differences, net, non-current	3,341	2,117
Gross deferred income taxes, non-current	9,866	9,139
Deferred income taxes included in long-term investments and other assets	11,400	11,091
Deferred income taxes included in long-term liabilities	(1,534)	(1,952)
Total deferred income taxes	$ 9,866	$ 9,139